Equity Activity - AOCI Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	$ 20,985	$ 16,929	$ 17,725
Other comprehensive income/(loss)	(740)	893	(476)
Balance at the End of the Period	20,727	20,985	16,929
Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the End of the Period	(66)
Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(28,597)	(29,490)	(26,592)
Other comprehensive income before reclassifications	(2,638)	(663)	(3,089)
Amount reclassified from accumulated other comprehensive income	1,898	1,556	2,612
Other comprehensive income/(loss)	(740)	893	(476)
Balance at the End of the Period	(29,337)	(28,597)	(29,490)
Accumulated Other Comprehensive Income/(Loss) | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period			(2,422)
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(179)	284	35
Other comprehensive income before reclassifications	(261)	(522)	(93)
Amount reclassified from accumulated other comprehensive income	(16)	59	337
Other comprehensive income/(loss)	(277)	(463)	244
Balance at the End of the Period	(456)	(179)	284
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period			5
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(3,700)	(3,690)	(2,834)
Other comprehensive income before reclassifications	(965)	(10)	(902)
Other comprehensive income/(loss)	(965)	(10)	(902)
Balance at the End of the Period	(4,665)	(3,700)	(3,690)
Foreign Currency Translation Adjustments | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period			46
Net Change Retirement-Related Benefit Plans
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(24,718)	(26,083)	(23,796)
Other comprehensive income before reclassifications	(1,412)	(131)	(2,092)
Amount reclassified from accumulated other comprehensive income	1,914	1,496	2,276
Other comprehensive income/(loss)	501	1,365	184
Balance at the End of the Period	(24,216)	(24,718)	(26,083)
Net Change Retirement-Related Benefit Plans | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period			(2,471)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	0	0	3
Other comprehensive income before reclassifications	0	1	(1)
Other comprehensive income/(loss)	0	1	(1)
Balance at the End of the Period	$ 0	$ 0	0
Net Unrealized Gains/(Losses) on Available-For-Sale Securities | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period			$ (2)